UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2014


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 ===============================================

 SEMIANNUAL REPORT
 USAA TARGET RETIREMENT FUNDS
 JUNE 30, 2014

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     TARGET RETIREMENT INCOME FUND

     TARGET RETIREMENT 2020 FUND

     TARGET RETIREMENT 2030 FUND

     TARGET RETIREMENT 2040 FUND

     TARGET RETIREMENT 2050 FUND

     TARGET RETIREMENT 2060 FUND

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

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PRESIDENT'S MESSAGE

"...[W]E HAVE BELIEVED FOR SOME TIME THE
ECONOMIC RECOVERY WILL BE MORE GRADUAL              [PHOTO OF BROOKS ENGLEHARDT]
THAN THE MARKET'S INITIAL EXPECTATIONS."

--------------------------------------------------------------------------------

AUGUST 2014

The six-month reporting period was a reminder that nothing should be taken for granted, especially when it comes to the economy and financial markets. In January 2014, when the six-month period began, many observers anticipated U.S. economic growth of more than 3% in 2014. Interest rates were expected to rise once the U.S. Federal Reserve (the Fed) began tapering (or reducing) its quantitative easing (QE) asset purchases. The equity market was expected to become more volatile, as Fed tapering continued. Instead, stock market volatility remained low, interest rates fell, and U.S. economic growth slowed.

At USAA Asset Management Company, we have believed for some time the economic recovery will be more gradual than the market's initial expectations. Indeed, economic growth disappointed many during the reporting period, contracting by 2.9% in the first quarter of 2014. Some attributed the deceleration to the extreme winter weather, but we are not entirely convinced. For example, in Canada, where the winter weather was equally harsh, economic growth remained positive. In the second quarter, economic growth appeared to pick up - manufacturing data and construction spending improved, for example - suggesting the economy was getting healthier. Nevertheless, we believe that gross domestic product growth for 2014 is likely to fall short of the market's expectations at the beginning of the year.

At the same time, inflationary pressures are increasing. The Fed has a long-stated inflation target of 2%. By many measures, inflation is at or near that range. If inflation continues to rise, the Fed may taper its QE asset purchases more aggressively.

Meanwhile, the U.S. stock market generated positive returns during the reporting period, with little to no increase in market volatility. International stocks also generated positive returns. We remain concerned, and are also

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

================================================================================

uncertain, if the improving economy can generate the revenue and earnings growth needed to justify current valuations and serve as a foundation for future price gains. Valuations will continue to rise, in our opinion, if economic growth accelerates and profit margins can maintain their current levels. If growth stalls and profit margins decrease, earnings may disappoint and stocks may trim their gains. Based on fundamental valuation at the time of this writing, we are more optimistic about the near-term prospects for international stocks than for U.S. stocks.

As for interest rates, they declined after the Fed started tapering its QE asset purchases. By the end of the reporting period, the Fed - which had bought $85 billion of U.S. Treasury securities and mortgage-backed securities every month during 2013 - had cut its asset purchases by more than half, with $35 billion slated for purchase in July 2014. Longer-term interest rates, which had been expected to increase, dropped and bond prices (which tend to move inversely with rates) increased. We have long believed that, while interest rates would rise over the longer term, it would be at a much more gradual pace than the market was expecting.

In the months ahead, we will continue to monitor the direction of interest rates and central bank policy, as well as the financial markets, corporate earnings, economic trends, and other factors that could potentially affect your investments. Assuming the U.S. economy regains its footing and continues to strengthen, we expect the Fed to end its QE asset purchases by the end of 2014. We believe that other global central banks are likely to maintain their easy monetary policies, using rate cuts and/or asset purchases, to boost economic growth in their countries and to support their financial markets.

On behalf of everyone at USAA Asset Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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

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TABLE OF CONTENTS

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
FUNDS' OBJECTIVE                                                              1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolios of Investments                                                25

    Notes to Portfolios of Investments                                       37

    Financial Statements                                                     38

    Notes to Financial Statements                                            46

EXPENSE EXAMPLE                                                              67

ADVISORY AGREEMENT(S)                                                        70

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUNDS, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUNDS.

(C)2014, USAA. All rights reserved.

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

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FUNDS' OBJECTIVE

THE USAA TARGET RETIREMENT FUNDS PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH EACH FUND'S CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                           FUNDS' OBJECTIVE |  1

================================================================================

MANAGER(S) COMMENTARY ON THE FUNDS

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[PHOTO OF JOHN P. TOOHEY]                    [PHOTO OF WASIF A. LATIF]

      JOHN P. TOOHEY, CFA                          WASIF A. LATIF
      USAA Asset                                   USAA Asset
      Management Company                           Management Company

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o   HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM DURING THE
    REPORTING PERIOD?

    The Target Retirement Funds - which invest in a selection of USAA mutual funds - performed as expected in the first half of 2014, with returns in between those of the stock/alternative and bond asset classes. The six-month total returns for the S&P 500(R) Index and Barclays U.S. Aggregate Bond Index, the Funds' benchmarks, were 7.14% and 3.93%, respectively. The six-month total returns for the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                                  USAA FUND     LIPPER INDEX
USAA Target Retirement Income Fund                  4.25%          4.55%
USAA Target Retirement 2020 Fund                    4.67%          4.91%
USAA Target Retirement 2030 Fund                    5.10%          5.49%
USAA Target Retirement 2040 Fund                    5.16%          5.76%
USAA Target Retirement 2050 Fund                    5.13%          5.89%
USAA Target Retirement 2060 Fund                    4.98%          3.95%

    USAA Asset Management Company is the Funds' investment adviser. The investment adviser provides day-to-day discretionary management for each Fund's assets.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TARGET RETIREMENT FUNDS

================================================================================

o   WHAT FACTORS HELPED AND HURT THE FUNDS' PERFORMANCE DURING THE REPORTING
    PERIOD?

    Stocks and bonds both performed very well in the past six months, for largely the same reason: the environment of not-too-hot, not-too-cold economic growth. The level of growth, while not as strong as what we have witnessed in past expansions, was sufficiently healthy to boost investor confidence and fuel continued strength in corporate earnings. At the same time, economic growth was restrained enough that inflation remained largely at bay, enabling global central banks to maintain their accommodative policies. With few adverse headlines to disrupt this positive news flow, investors were comfortable moving cash off the sidelines and taking on added risk in pursuit of higher returns. Virtually all segments of the global stock and bond markets finished with a positive return, rewarding investors who maintained well-diversified portfolios.

    The Funds delivered positive returns in the first half of the reporting period, and they continued to seek to provide a way for investors to gain professionally managed, one-stop exposure to a wide variety of asset classes. However, they modestly underperformed their Lipper peer groups. The primary driver of this shortfall - particularly in the longer-dated portfolios - was the fact that we hold a lower target weight to stocks than many of our peers. While this can inhibit performance when stocks perform as well as they did in the first half of the year, we also think that our slightly more conservative approach can benefit shareholders by reducing volatility.

    The Funds' domestic stock allocation performed very well during the first half of the year. The Funds were positioned to capitalize on the market's strong performance via their diverse portfolios of USAA mutual funds. Performance benefited from our decision to overweight large-cap stocks and underweight small-cap stocks, as larger companies comfortably outperformed in the past six months. This allocation stems

================================================================================

                                         MANAGER(S) COMMENTARY ON THE FUNDS |  3

================================================================================

    from our belief that valuations in the small-cap stock arena are stretched, and that the potential for improving U.S. growth is fully factored into smaller companies' stock prices.

    In all six funds, our stock allocations have an above-average weighting in international stocks. We continue to favor the international markets over the United States, as we believe they may offer relatively inexpensive valuations. We find the emerging markets to be particularly attractive, as the asset class remains undervalued in light of the faster growth, lower government debt, and favorable demographics relative to the developed markets. Despite these favorable longer-term attributes, international stocks lagged the strong-performing U.S. market during the first half of the year. As a result, our sizeable allocation to this area hurt the Funds' performance somewhat, particularly in the longer-dated portfolios.

    The Funds' bond allocation made a positive contribution to performance in all portfolios except the USAA Target Retirement 2060 Fund, which holds only a small position in bonds. Generally speaking, the bond managers of the underlying USAA bond funds are keeping interest-rate sensitivity below their respective benchmarks. We believe this is an appropriate positioning on a longer-term basis based on our expectation that U.S. Treasury yields will rise in the years ahead. Rather than seeking yield by taking on interest-rate risk, our bond fund managers have sought to add value through individual security selection in the higher-yielding, credit-sensitive areas of the market. This approach worked well in the past six months, and we believe it remains appropriate at a time of gradually improving economic growth.

    The Funds' allocation to high-yield bonds, via the USAA High Income Fund, also contributed positively to first-half returns in all funds except the USAA Target Retirement 2060 Fund. High yield bonds' performance was propelled by the favorable backdrop of steady economic growth, low defaults, and the ready availability of capital for below-investment-grade corporations. As was the case in the investment-grade portfolios, the

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4  | USAA TARGET RETIREMENT FUNDS

================================================================================

    managers of the USAA High Income Fund maintained below-average interest-rate sensitivity and sought to add value through security selection.

o   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND FINANCIAL MARKETS?

    We believe the renewed strength in market segments that lagged in 2013 - such as bonds, gold stocks, and emerging market stocks - helps illustrate the value of our steady approach. Rather than trying to chase performance in whatever the "hot" market segment happens to be at any given time, we seek to build well-diversified portfolios that are designed to outperform over the long haul.

    While stocks and bonds both performed very well in the first half of the reporting period, investors now face the challenge of determining where the markets go from here. On the plus side, we see little on the horizon to disrupt key pillars of market performance, including the gradual economic expansion, favorable central bank policies, and the unattractive return potential of the lowest-risk investments. At the same time, we believe that it's important to keep in mind that the financial-market strength of the past five years has coincided with a massive expansion of the U.S. Federal Reserve's (the Fed) balance sheet. Now that the Fed is tapering (or reducing) its quantitative easing policy, it may become more difficult for the U.S. markets to maintain their upward trajectories.

    Despite this potential headwind, recent market performance indicates a high degree of complacency among investors. Additionally, U.S. stocks have moved to slightly overvalued levels. Together with the strong stock market return of the first half of the year - and indeed, the past five years - this raises the odds that the favorable performance trends of the first half of the year may be vulnerable to unexpected developments.

    Our approach to this investment environment is to keep a close eye on the potential risks rather than attempting to chase incremental returns in market segments that no longer offer value. Instead, we continue to

================================================================================

                                         MANAGER(S) COMMENTARY ON THE FUNDS |  5

================================================================================

    use our diversified, global approach to identify areas of the market that offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling risk-return profile. We believe this long-term, value-driven methodology will be critical to generating outperformance in the second half of the year and beyond.

    Thank you for your investment in the Funds.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

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6  | USAA TARGET RETIREMENT FUNDS

================================================================================

INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (THE FUND) (Ticker Symbol: URINX)


--------------------------------------------------------------------------------
                                        6/30/14                     12/31/13
--------------------------------------------------------------------------------

Net Assets                           $380.9 Million              $359.5 Million
Net Asset Value Per Share                $12.16                      $11.84


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
12/31/13 - 6/30/14*       1 YEAR          5 YEAR         SINCE INCEPTION 7/31/08

       4.25%              10.29%          9.44%                     6.79%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                      0.68%


              (Including acquired fund fees and expenses of 0.63%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                             o CUMULATIVE PERFORMANCE COMPARISON o

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       S&P 500 INDEX         USAA TARGET RETIREMENT     BARCLAYS U.S. AGGREGATE
                                                  INCOME FUND                 BOND INDEX
 7/31/2008              $10,000.00                $10,000.00                  $10,000.00
 8/31/2008               10,144.65                 10,000.00                   10,094.91
 9/30/2008                9,240.68                  9,580.62                    9,959.32
10/31/2008                7,688.73                  8,617.54                    9,724.23
11/30/2008                7,137.03                  8,416.90                   10,040.76
12/31/2008                7,212.97                  8,598.81                   10,415.37
 1/31/2009                6,605.01                  8,303.36                   10,323.47
 2/28/2009                5,901.73                  7,997.71                   10,284.50
 3/31/2009                6,418.69                  8,347.98                   10,427.47
 4/30/2009                7,033.02                  8,768.46                   10,477.33
 5/31/2009                7,426.40                  9,301.74                   10,553.32
 6/30/2009                7,441.13                  9,397.12                   10,613.35
 7/31/2009                8,003.95                  9,852.49                   10,784.54
 8/31/2009                8,292.93                 10,090.52                   10,896.20
 9/30/2009                8,602.38                 10,395.82                   11,010.66
10/31/2009                8,442.58                 10,427.13                   11,065.03
11/30/2009                8,948.99                 10,677.64                   11,208.28
12/31/2009                9,121.85                 10,752.00                   11,033.08
 1/31/2010                8,793.70                 10,773.15                   11,201.62
 2/28/2010                9,066.10                 10,889.44                   11,243.45
 3/31/2010                9,613.20                 11,150.65                   11,229.63
 4/30/2010                9,764.97                 11,299.60                   11,346.52
 5/31/2010                8,985.23                 11,001.69                   11,442.00
 6/30/2010                8,514.87                 10,949.60                   11,621.43
 7/31/2010                9,111.44                 11,282.06                   11,745.42
 8/31/2010                8,700.12                 11,239.16                   11,896.55
 9/30/2010                9,476.55                 11,658.40                   11,909.23
10/31/2010                9,837.13                 11,852.89                   11,951.63
11/30/2010                9,838.39                 11,809.67                   11,882.94
12/31/2010               10,495.91                 12,004.53                   11,754.80
 1/31/2011               10,744.67                 12,070.13                   11,768.48
 2/28/2011               11,112.78                 12,223.19                   11,797.92
 3/31/2011               11,117.20                 12,293.52                   11,804.44
 4/30/2011               11,446.44                 12,557.66                   11,954.28
 5/31/2011               11,316.87                 12,568.67                   12,110.29
 6/30/2011               11,128.23                 12,470.03                   12,074.83
 7/31/2011               10,901.94                 12,492.18                   12,266.44
 8/31/2011               10,309.72                 12,237.46                   12,445.65
 9/30/2011                9,584.96                 11,838.36                   12,536.18
10/31/2011               10,632.53                 12,295.83                   12,549.65
11/30/2011               10,609.03                 12,240.04                   12,538.76
12/31/2011               10,717.55                 12,240.64                   12,676.57
 1/31/2012               11,197.87                 12,591.02                   12,787.88
 2/29/2012               11,682.08                 12,783.16                   12,784.95
 3/31/2012               12,066.53                 12,806.95                   12,714.90
 4/30/2012               11,990.79                 12,806.95                   12,855.86
 5/31/2012               11,270.14                 12,500.40                   12,972.18
 6/30/2012               11,734.49                 12,686.14                   12,977.27
 7/31/2012               11,897.47                 12,811.86                   13,156.26
 8/31/2012               12,165.44                 12,994.72                   13,164.86
 9/30/2012               12,479.81                 13,224.59                   13,182.98
10/31/2012               12,249.38                 13,247.59                   13,208.91
11/30/2012               12,320.44                 13,293.59                   13,229.75
12/31/2012               12,432.74                 13,401.94                   13,210.92
 1/31/2013               13,076.69                 13,530.13                   13,118.52
 2/28/2013               13,254.21                 13,565.10                   13,184.27
 3/31/2013               13,751.28                 13,679.35                   13,194.80
 4/30/2013               14,016.22                 13,749.56                   13,328.31
 5/31/2013               14,344.09                 13,702.76                   13,090.51
 6/30/2013               14,151.46                 13,374.93                   12,888.02
 7/31/2013               14,871.55                 13,645.73                   12,905.64
 8/31/2013               14,440.85                 13,516.22                   12,839.67
 9/30/2013               14,893.70                 13,770.69                   12,961.22
10/31/2013               15,578.33                 13,995.66                   13,066.01
11/30/2013               16,053.07                 14,078.55                   13,017.09
12/31/2013               16,459.47                 14,150.14                   12,943.53
 1/31/2014               15,890.40                 14,054.53                   13,134.78
 2/28/2014               16,617.28                 14,329.40                   13,204.61
 3/31/2014               16,756.96                 14,368.08                   13,182.12
 4/30/2014               16,880.83                 14,440.47                   13,293.36
 5/31/2014               17,277.09                 14,609.36                   13,444.71
 6/30/2014               17,633.99                 14,751.31                   13,451.66

                                          [END CHART]

                         Data since Fund inception 7/31/08 to 6/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded U.S. stocks.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

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8  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND (THE FUND) (Ticker Symbol: URTNX)


--------------------------------------------------------------------------------
                                         6/30/14                     12/31/13
--------------------------------------------------------------------------------

Net Assets                            $672.5 Million              $632.6 Million
Net Asset Value Per Share                 $13.22                      $12.63


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
12/31/13 - 6/30/14*        1 YEAR          5 YEAR        SINCE INCEPTION 7/31/08

        4.67%              12.76%          11.12%                  8.00%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                       0.74%


              (Including acquired fund fees and expenses of 0.70%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                             o CUMULATIVE PERFORMANCE COMPARISON o

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       S&P 500 INDEX         USAA TARGET RETIREMENT     BARCLAYS U.S. AGGREGATE
                                                   2020 FUND                  BOND INDEX
 7/31/2008              $10,000.00                $10,000.00                 $10,000.00
 8/31/2008               10,144.65                 10,000.00                  10,094.91
 9/30/2008                9,240.68                  9,490.00                   9,959.32
10/31/2008                7,688.73                  8,360.00                   9,724.23
11/30/2008                7,137.03                  8,210.00                  10,040.76
12/31/2008                7,212.97                  8,505.09                  10,415.37
 1/31/2009                6,605.01                  8,077.29                  10,323.47
 2/28/2009                5,901.73                  7,618.93                  10,284.50
 3/31/2009                6,418.69                  8,067.10                  10,427.47
 4/30/2009                7,033.02                  8,637.50                  10,477.33
 5/31/2009                7,426.40                  9,228.27                  10,553.32
 6/30/2009                7,441.13                  9,309.76                  10,613.35
 7/31/2009                8,003.95                  9,849.60                  10,784.54
 8/31/2009                8,292.93                 10,094.06                  10,896.20
 9/30/2009                8,602.38                 10,470.93                  11,010.66
10/31/2009                8,442.58                 10,470.93                  11,065.03
11/30/2009                8,948.99                 10,776.50                  11,208.28
12/31/2009                9,121.85                 10,896.68                  11,033.08
 1/31/2010                8,793.70                 10,844.19                  11,201.62
 2/28/2010                9,066.10                 10,991.16                  11,243.45
 3/31/2010                9,613.20                 11,337.59                  11,229.63
 4/30/2010                9,764.97                 11,516.05                  11,346.52
 5/31/2010                8,985.23                 11,075.14                  11,442.00
 6/30/2010                8,514.87                 10,970.17                  11,621.43
 7/31/2010                9,111.44                 11,379.58                  11,745.42
 8/31/2010                8,700.12                 11,274.60                  11,896.55
 9/30/2010                9,476.55                 11,820.48                  11,909.23
10/31/2010                9,837.13                 12,072.43                  11,951.63
11/30/2010                9,838.39                 12,019.94                  11,882.94
12/31/2010               10,495.91                 12,343.67                  11,754.80
 1/31/2011               10,744.67                 12,419.27                  11,768.48
 2/28/2011               11,112.78                 12,624.46                  11,797.92
 3/31/2011               11,117.20                 12,710.85                  11,804.44
 4/30/2011               11,446.44                 13,034.83                  11,954.28
 5/31/2011               11,316.87                 12,991.64                  12,110.29
 6/30/2011               11,128.23                 12,872.84                  12,074.83
 7/31/2011               10,901.94                 12,851.24                  12,266.44
 8/31/2011               10,309.72                 12,440.87                  12,445.65
 9/30/2011                9,584.96                 11,836.10                  12,536.18
10/31/2011               10,632.53                 12,516.46                  12,549.65
11/30/2011               10,609.03                 12,419.27                  12,538.76
12/31/2011               10,717.55                 12,407.50                  12,676.57
 1/31/2012               11,197.87                 12,853.81                  12,787.88
 2/29/2012               11,682.08                 13,121.60                  12,784.95
 3/31/2012               12,066.53                 13,177.39                  12,714.90
 4/30/2012               11,990.79                 13,155.07                  12,855.86
 5/31/2012               11,270.14                 12,697.60                  12,972.18
 6/30/2012               11,734.49                 12,954.23                  12,977.27
 7/31/2012               11,897.47                 13,076.97                  13,156.26
 8/31/2012               12,165.44                 13,288.97                  13,164.86
 9/30/2012               12,479.81                 13,579.07                  13,182.98
10/31/2012               12,249.38                 13,567.91                  13,208.91
11/30/2012               12,320.44                 13,646.02                  13,229.75
12/31/2012               12,432.74                 13,804.38                  13,210.92
 1/31/2013               13,076.69                 14,022.95                  13,118.52
 2/28/2013               13,254.21                 14,068.96                  13,184.27
 3/31/2013               13,751.28                 14,218.51                  13,194.80
 4/30/2013               14,016.22                 14,322.04                  13,328.31
 5/31/2013               14,344.09                 14,322.04                  13,090.51
 6/30/2013               14,151.46                 13,988.43                  12,888.02
 7/31/2013               14,871.55                 14,356.55                  12,905.64
 8/31/2013               14,440.85                 14,172.49                  12,839.67
 9/30/2013               14,893.70                 14,529.10                  12,961.22
10/31/2013               15,578.33                 14,839.70                  13,066.01
11/30/2013               16,053.07                 14,954.74                  13,017.09
12/31/2013               16,459.47                 15,068.77                  12,943.53
 1/31/2014               15,890.40                 14,854.02                  13,134.78
 2/28/2014               16,617.28                 15,247.74                  13,204.61
 3/31/2014               16,756.96                 15,295.47                  13,182.12
 4/30/2014               16,880.83                 15,378.98                  13,293.36
 5/31/2014               17,277.09                 15,581.81                  13,444.71
 6/30/2014               17,633.99                 15,772.70                  13,451.66

                                          [END CHART]

                         Data since Fund inception 7/31/08 to 6/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND (THE FUND)(Ticker Symbol: URTRX)


--------------------------------------------------------------------------------
                                       6/30/14                   12/31/13
--------------------------------------------------------------------------------

Net Assets                          $1.16 Billion             $1.07 Billion
Net Asset Value Per Share              $13.80                     $13.13


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
12/31/13 - 6/30/14*       1 YEAR          5 YEAR         SINCE INCEPTION 7/31/08

        5.10%             16.14%          13.13%                   8.53%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                       0.80%


              (Including acquired fund fees and expenses of 0.77%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             o CUMULATIVE PERFORMANCE COMPARISON o

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       S&P 500 INDEX         USAA TARGET RETIREMENT     BARCLAYS U.S. AGGREGATE
                                                    2030 FUND                  BOND INDEX
 7/31/2008              $10,000.00                  $10,000.00                 $10,000.00
 8/31/2008               10,144.65                    9,990.00                  10,094.91
 9/30/2008                9,240.68                    9,250.00                   9,959.32
10/31/2008                7,688.73                    7,970.00                   9,724.23
11/30/2008                7,137.03                    7,690.00                  10,040.76
12/31/2008                7,212.97                    7,993.85                  10,415.37
 1/31/2009                6,605.01                    7,555.97                  10,323.47
 2/28/2009                5,901.73                    7,097.72                  10,284.50
 3/31/2009                6,418.69                    7,525.42                  10,427.47
 4/30/2009                7,033.02                    8,105.86                  10,477.33
 5/31/2009                7,426.40                    8,696.49                  10,553.32
 6/30/2009                7,441.13                    8,757.59                  10,613.35
 7/31/2009                8,003.95                    9,348.22                  10,784.54
 8/31/2009                8,292.93                    9,612.98                  10,896.20
 9/30/2009                8,602.38                   10,030.50                  11,010.66
10/31/2009                8,442.58                    9,969.40                  11,065.03
11/30/2009                8,948.99                   10,335.99                  11,208.28
12/31/2009                9,121.85                   10,526.60                  11,033.08
 1/31/2010                8,793.70                   10,349.42                  11,201.62
 2/28/2010                9,066.10                   10,526.60                  11,243.45
 3/31/2010                9,613.20                   10,995.61                  11,229.63
 4/30/2010                9,764.97                   11,172.79                  11,346.52
 5/31/2010                8,985.23                   10,557.87                  11,442.00
 6/30/2010                8,514.87                   10,370.27                  11,621.43
 7/31/2010                9,111.44                   10,891.39                  11,745.42
 8/31/2010                8,700.12                   10,682.94                  11,896.55
 9/30/2010                9,476.55                   11,422.93                  11,909.23
10/31/2010                9,837.13                   11,735.60                  11,951.63
11/30/2010                9,838.39                   11,673.06                  11,882.94
12/31/2010               10,495.91                   12,141.60                  11,754.80
 1/31/2011               10,744.67                   12,216.35                  11,768.48
 2/28/2011               11,112.78                   12,472.64                  11,797.92
 3/31/2011               11,117.20                   12,579.43                  11,804.44
 4/30/2011               11,446.44                   12,995.89                  11,954.28
 5/31/2011               11,316.87                   12,878.43                  12,110.29
 6/30/2011               11,128.23                   12,728.93                  12,074.83
 7/31/2011               10,901.94                   12,643.50                  12,266.44
 8/31/2011               10,309.72                   12,077.53                  12,445.65
 9/30/2011                9,584.96                   11,265.95                  12,536.18
10/31/2011               10,632.53                   12,152.28                  12,549.65
11/30/2011               10,609.03                   12,034.82                  12,538.76
12/31/2011               10,717.55                   12,000.42                  12,676.57
 1/31/2012               11,197.87                   12,549.39                  12,787.88
 2/29/2012               11,682.08                   12,911.70                  12,784.95
 3/31/2012               12,066.53                   13,010.52                  12,714.90
 4/30/2012               11,990.79                   12,933.66                  12,855.86
 5/31/2012               11,270.14                   12,274.90                  12,972.18
 6/30/2012               11,734.49                   12,626.24                  12,977.27
 7/31/2012               11,897.47                   12,736.03                  13,156.26
 8/31/2012               12,165.44                   12,988.56                  13,164.86
 9/30/2012               12,479.81                   13,317.94                  13,182.98
10/31/2012               12,249.38                   13,263.04                  13,208.91
11/30/2012               12,320.44                   13,361.86                  13,229.75
12/31/2012               12,432.74                   13,579.66                  13,210.92
 1/31/2013               13,076.69                   13,918.30                  13,118.52
 2/28/2013               13,254.21                   13,952.17                  13,184.27
 3/31/2013               13,751.28                   14,144.06                  13,194.80
 4/30/2013               14,016.22                   14,256.95                  13,328.31
 5/31/2013               14,344.09                   14,324.68                  13,090.51
 6/30/2013               14,151.46                   13,974.74                  12,888.02
 7/31/2013               14,871.55                   14,471.42                  12,905.64
 8/31/2013               14,440.85                   14,223.08                  12,839.67
 9/30/2013               14,893.70                   14,697.18                  12,961.22
10/31/2013               15,578.33                   15,103.55                  13,066.01
11/30/2013               16,053.07                   15,272.88                  13,017.09
12/31/2013               16,459.47                   15,442.03                  12,943.53
 1/31/2014               15,890.40                   15,065.67                  13,134.78
 2/28/2014               16,617.28                   15,583.15                  13,204.61
 3/31/2014               16,756.96                   15,641.96                  13,182.12
 4/30/2014               16,880.83                   15,712.52                  13,293.36
 5/31/2014               17,277.09                   15,971.26                  13,444.71
 6/30/2014               17,633.99                   16,230.00                  13,451.66

                                        [END CHART]

                         Data since Fund inception 7/31/08 to 6/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (THE FUND)(Ticker Symbol: URFRX)


--------------------------------------------------------------------------------
                                       6/30/14                   12/31/13
--------------------------------------------------------------------------------

Net Assets                          $1.19 Billion             $1.10 Billion
Net Asset Value Per Share              $13.66                     $12.99


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
12/31/13 - 6/30/14*       1 YEAR          5 YEAR         SINCE INCEPTION 7/31/08

         5.16%            18.32%          14.16%                 7.96%


--------------------------------------------------------------------------------
                              EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                          0.86%


              (Including acquired fund fees and expenses of 0.83%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             o CUMULATIVE PERFORMANCE COMPARISON o

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       S&P 500 INDEX         USAA TARGET RETIREMENT     BARCLAYS U.S. AGGREGATE
                                                    2040 FUND                 BOND INDEX
 7/31/2008             $10,000.00                   $10,000.00                $10,000.00
 8/31/2008              10,144.65                     9,990.00                 10,094.91
 9/30/2008               9,240.68                     9,110.00                  9,959.32
10/31/2008               7,688.73                     7,610.00                  9,724.23
11/30/2008               7,137.03                     7,160.00                 10,040.76
12/31/2008               7,212.97                     7,494.90                 10,415.37
 1/31/2009               6,605.01                     7,016.93                 10,323.47
 2/28/2009               5,901.73                     6,508.46                 10,284.50
 3/31/2009               6,418.69                     6,966.09                 10,427.47
 4/30/2009               7,033.02                     7,545.75                 10,477.33
 5/31/2009               7,426.40                     8,115.24                 10,553.32
 6/30/2009               7,441.13                     8,115.24                 10,613.35
 7/31/2009               8,003.95                     8,755.91                 10,784.54
 8/31/2009               8,292.93                     8,999.98                 10,896.20
 9/30/2009               8,602.38                     9,437.27                 11,010.66
10/31/2009               8,442.58                     9,294.89                 11,065.03
11/30/2009               8,948.99                     9,722.01                 11,208.28
12/31/2009               9,121.85                     9,946.22                 11,033.08
 1/31/2010               8,793.70                     9,656.12                 11,201.62
 2/28/2010               9,066.10                     9,863.34                 11,243.45
 3/31/2010               9,613.20                    10,402.09                 11,229.63
 4/30/2010               9,764.97                    10,567.86                 11,346.52
 5/31/2010               8,985.23                     9,821.89                 11,442.00
 6/30/2010               8,514.87                     9,552.52                 11,621.43
 7/31/2010               9,111.44                    10,143.07                 11,745.42
 8/31/2010               8,700.12                     9,832.25                 11,896.55
 9/30/2010               9,476.55                    10,702.55                 11,909.23
10/31/2010               9,837.13                    11,054.81                 11,951.63
11/30/2010               9,838.39                    10,982.29                 11,882.94
12/31/2010              10,495.91                    11,596.80                 11,754.80
 1/31/2011              10,744.67                    11,638.94                 11,768.48
 2/28/2011              11,112.78                    11,944.39                 11,797.92
 3/31/2011              11,117.20                    12,060.25                 11,804.44
 4/30/2011              11,446.44                    12,523.70                 11,954.28
 5/31/2011              11,316.87                    12,344.64                 12,110.29
 6/30/2011              11,128.23                    12,165.58                 12,074.83
 7/31/2011              10,901.94                    11,997.06                 12,266.44
 8/31/2011              10,309.72                    11,291.35                 12,445.65
 9/30/2011               9,584.96                    10,343.38                 12,536.18
10/31/2011              10,632.53                    11,365.08                 12,549.65
11/30/2011              10,609.03                    11,238.68                 12,538.76
12/31/2011              10,717.55                    11,162.02                 12,676.57
 1/31/2012              11,197.87                    11,764.21                 12,787.88
 2/29/2012              11,682.08                    12,172.84                 12,784.95
 3/31/2012              12,066.53                    12,301.88                 12,714.90
 4/30/2012              11,990.79                    12,183.60                 12,855.86
 5/31/2012              11,270.14                    11,387.84                 12,972.18
 6/30/2012              11,734.49                    11,774.97                 12,977.27
 7/31/2012              11,897.47                    11,850.24                 13,156.26
 8/31/2012              12,165.44                    12,119.08                 13,164.86
 9/30/2012              12,479.81                    12,473.94                 13,182.98
10/31/2012              12,249.38                    12,366.40                 13,208.91
11/30/2012              12,320.44                    12,484.69                 13,229.75
12/31/2012              12,432.74                    12,749.61                 13,210.92
 1/31/2013              13,076.69                    13,156.63                 13,118.52
 2/28/2013              13,254.21                    13,189.64                 13,184.27
 3/31/2013              13,751.28                    13,409.65                 13,194.80
 4/30/2013              14,016.22                    13,530.65                 13,328.31
 5/31/2013              14,344.09                    13,651.66                 13,090.51
 6/30/2013              14,151.46                    13,299.64                 12,888.02
 7/31/2013              14,871.55                    13,871.67                 12,905.64
 8/31/2013              14,440.85                    13,596.65                 12,839.67
 9/30/2013              14,893.70                    14,135.68                 12,961.22
10/31/2013              15,578.33                    14,575.70                 13,066.01
11/30/2013              16,053.07                    14,762.71                 13,017.09
12/31/2013              16,459.47                    14,963.92                 12,943.53
 1/31/2014              15,890.40                    14,491.62                 13,134.78
 2/28/2014              16,617.28                    15,067.60                 13,204.61
 3/31/2014              16,756.96                    15,125.20                 13,182.12
 4/30/2014              16,880.83                    15,182.79                 13,293.36
 5/31/2014              17,277.09                    15,447.74                 13,444.71
 6/30/2014              17,633.99                    15,735.73                 13,451.66

                                          [END CHART]

                         Data since Fund inception 7/31/08 to 6/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND (THE FUND) (Ticker Symbol: URFFX)


--------------------------------------------------------------------------------
                                       6/30/14                   12/31/13
--------------------------------------------------------------------------------

Net Assets                          $607.2 Million             $541.5 Million
Net Asset Value Per Share               $13.52                    $12.86


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
12/31/13 - 6/30/14*       1 YEAR           5 YEAR        SINCE INCEPTION 7/31/08

        5.13%             19.39%           14.56%                7.13%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                       0.91%


              (Including acquired fund fees and expenses of 0.86%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                             o CUMULATIVE PERFORMANCE COMPARISON o

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       S&P 500 INDEX         USAA TARGET RETIREMENT     BARCLAYS U.S. AGGREGATE
                                                   2050 FUND                   BOND INDEX
 7/31/2008              $10,000.00                 $10,000.00                  $10,000.00
 8/31/2008               10,144.65                   9,960.00                   10,094.91
 9/30/2008                9,240.68                   8,970.00                    9,959.32
10/31/2008                7,688.73                   7,330.00                    9,724.23
11/30/2008                7,137.03                   6,810.00                   10,040.76
12/31/2008                7,212.97                   7,180.05                   10,415.37
 1/31/2009                6,605.01                   6,611.33                   10,323.47
 2/28/2009                5,901.73                   6,042.61                   10,284.50
 3/31/2009                6,418.69                   6,550.40                   10,427.47
 4/30/2009                7,033.02                   7,129.27                   10,477.33
 5/31/2009                7,426.40                   7,677.67                   10,553.32
 6/30/2009                7,441.13                   7,616.74                   10,613.35
 7/31/2009                8,003.95                   8,276.86                   10,784.54
 8/31/2009                8,292.93                   8,510.44                   10,896.20
 9/30/2009                8,602.38                   8,936.98                   11,010.66
10/31/2009                8,442.58                   8,733.86                   11,065.03
11/30/2009                8,948.99                   9,211.18                   11,208.28
12/31/2009                9,121.85                   9,466.36                   11,033.08
 1/31/2010                8,793.70                   9,065.51                   11,201.62
 2/28/2010                9,066.10                   9,301.91                   11,243.45
 3/31/2010                9,613.20                   9,877.50                   11,229.63
 4/30/2010                9,764.97                  10,021.39                   11,346.52
 5/31/2010                8,985.23                   9,209.40                   11,442.00
 6/30/2010                8,514.87                   8,880.50                   11,621.43
 7/31/2010                9,111.44                   9,507.48                   11,745.42
 8/31/2010                8,700.12                   9,137.46                   11,896.55
 9/30/2010                9,476.55                  10,083.06                   11,909.23
10/31/2010                9,837.13                  10,442.81                   11,951.63
11/30/2010                9,838.39                  10,381.14                   11,882.94
12/31/2010               10,495.91                  11,047.20                   11,754.80
 1/31/2011               10,744.67                  11,078.32                   11,768.48
 2/28/2011               11,112.78                  11,379.13                   11,797.92
 3/31/2011               11,117.20                  11,503.61                   11,804.44
 4/30/2011               11,446.44                  11,980.77                   11,954.28
 5/31/2011               11,316.87                  11,762.93                   12,110.29
 6/30/2011               11,128.23                  11,576.22                   12,074.83
 7/31/2011               10,901.94                  11,368.76                   12,266.44
 8/31/2011               10,309.72                  10,621.91                   12,445.65
 9/30/2011                9,584.96                   9,646.85                   12,536.18
10/31/2011               10,632.53                  10,715.27                   12,549.65
11/30/2011               10,609.03                  10,580.42                   12,538.76
12/31/2011               10,717.55                  10,465.04                   12,676.57
 1/31/2012               11,197.87                  11,095.46                   12,787.88
 2/29/2012               11,682.08                  11,536.76                   12,784.95
 3/31/2012               12,066.53                  11,694.37                   12,714.90
 4/30/2012               11,990.79                  11,536.76                   12,855.86
 5/31/2012               11,270.14                  10,633.15                   12,972.18
 6/30/2012               11,734.49                  11,063.94                   12,977.27
 7/31/2012               11,897.47                  11,105.97                   13,156.26
 8/31/2012               12,165.44                  11,379.15                   13,164.86
 9/30/2012               12,479.81                  11,757.41                   13,182.98
10/31/2012               12,249.38                  11,641.83                   13,208.91
11/30/2012               12,320.44                  11,767.92                   13,229.75
12/31/2012               12,432.74                  12,031.81                   13,210.92
 1/31/2013               13,076.69                  12,438.22                   13,118.52
 2/28/2013               13,254.21                  12,470.30                   13,184.27
 3/31/2013               13,751.28                  12,684.20                   13,194.80
 4/30/2013               14,016.22                  12,801.84                   13,328.31
 5/31/2013               14,344.09                  12,930.18                   13,090.51
 6/30/2013               14,151.46                  12,587.94                   12,888.02
 7/31/2013               14,871.55                  13,154.78                   12,905.64
 8/31/2013               14,440.85                  12,876.71                   12,839.67
 9/30/2013               14,893.70                  13,443.54                   12,961.22
10/31/2013               15,578.33                  13,882.03                   13,066.01
11/30/2013               16,053.07                  14,085.24                   13,017.09
12/31/2013               16,459.47                  14,295.56                   12,943.53
 1/31/2014               15,890.40                  13,761.98                   13,134.78
 2/28/2014               16,617.28                  14,362.26                   13,204.61
 3/31/2014               16,756.96                  14,417.84                   13,182.12
 4/30/2014               16,880.83                  14,462.31                   13,293.36
 5/31/2014               17,277.09                  14,729.10                   13,444.71
 6/30/2014               17,633.99                  15,029.23                   13,451.66

                                          [END CHART]

                         Data since Fund inception 7/31/08 to 6/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND (THE FUND) (Ticker Symbol: URSIX)

--------------------------------------------------------------------------------
                                       6/30/14                    12/31/13
--------------------------------------------------------------------------------
Net Assets                          $21.4 Million               $11.8 Million
Net Asset Value Per Share              $11.39                      $10.85

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
12/31/13 - 6/30/14*                                     SINCE INCEPTION 7/12/13*
        4.98%                                                     15.15%

--------------------------------------------------------------------------------
                              EXPENSE RATIOS AS OF 12/31/13**
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT      2.60%                 AFTER REIMBURSEMENT        0.98%

              (Including acquired fund fees and expenses of 0.88%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                              o CUMULATIVE PERFORMANCE COMPARISON o

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       S&P 500 INDEX         USAA TARGET RETIREMENT     BARCLAYS U.S. AGGREGATE
                                                   2060 FUND                   BOND INDEX
 7/31/2013               $10,000.00                $10,000.00                  $10,000.00
 8/31/2013                 9,710.38                  9,830.00                    9,948.88
 9/30/2013                10,014.90                 10,290.00                   10,043.07
10/31/2013                10,475.26                 10,640.00                   10,124.27
11/30/2013                10,794.48                 10,800.00                   10,086.36
12/31/2013                11,067.76                 10,969.48                   10,029.36
 1/31/2014                10,685.10                 10,534.75                   10,177.55
 2/28/2014                11,173.88                 11,009.92                   10,231.66
 3/31/2014                11,267.80                 11,060.47                   10,214.23
 4/30/2014                11,351.09                 11,080.69                   10,300.43
 5/31/2014                11,617.55                 11,293.00                   10,417.70
 6/30/2014                11,857.54                 11,515.43                   10,423.09

                                          [END CHART]

                         Data since Fund inception 7/31/13 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2060 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the S&P 500 Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Fund's inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o TARGET RETIREMENT INCOME FUND o

                         ASSET ALLOCATION AS OF 6/30/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth......................................................  1.4%
Emerging Markets.......................................................  3.3%
Flexible Income........................................................  3.6%
Growth.................................................................  1.9%
Income Stock...........................................................  4.0%
International..........................................................  9.4%
Precious Metals and Minerals...........................................  0.5%
Real Return............................................................  4.6%
S&P 500 Index..........................................................  2.1%
Small Cap Stock........................................................  3.1%
Total Return Strategy..................................................  1.6%
Value..................................................................  3.8%
   TOTAL EQUITY & ALTERNATIVE.......................................... 39.3%
High Income............................................................  5.3%
Income................................................................. 10.5%
Intermediate-Term Bond................................................. 15.7%
Short-Term Bond........................................................ 20.9%
   TOTAL FIXED-INCOME.................................................. 52.4%
Ultra Short-Term Bond..................................................  5.9%
   TOTAL ULTRA SHORT...................................................  5.9%
Money Market Instruments...............................................  2.4%
   TOTAL MONEY MARKET INSTRUMENTS......................................  2.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                         ASSET ALLOCATION AS OF 6/30/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth......................................................  1.8%
Emerging Markets.......................................................  4.7%
Flexible Income........................................................  3.2%
Growth.................................................................  2.8%
Income Stock...........................................................  5.7%
International.......................................................... 13.4%
Precious Metals and Minerals...........................................  0.9%
Real Return............................................................  4.2%
S&P 500 Index..........................................................  3.0%
Small Cap Stock........................................................  4.5%
Total Return Strategy..................................................  1.9%
Value..................................................................  5.4%
   TOTAL EQUITY & ALTERNATIVE.......................................... 51.5%
High Income............................................................  5.8%
Income.................................................................  9.9%
Intermediate-Term Bond................................................. 15.6%
Short-Term Bond........................................................ 11.9%
   TOTAL FIXED-INCOME.................................................. 43.2%
Ultra Short-Term Bond .................................................  2.8%
   TOTAL ULTRA SHORT...................................................  2.8%
Money Market Instruments...............................................  2.5%
   TOTAL MONEY MARKET INSTRUMENTS......................................  2.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                         ASSET ALLOCATION AS OF 6/30/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth......................................................  2.8%
Emerging Markets.......................................................  7.2%
Flexible Income........................................................  2.7%
Growth.................................................................  4.1%
Income Stock...........................................................  8.6%
International.......................................................... 20.1%
Precious Metals and Minerals...........................................  1.2%
Real Return............................................................  3.5%
S&P 500 Index..........................................................  4.6%
Small Cap Stock........................................................  6.8%
Total Return Strategy..................................................  2.2%
Value..................................................................  7.9%
   TOTAL EQUITY & ALTERNATIVE.......................................... 71.7%
High Income............................................................  4.6%
Income.................................................................  6.7%
Intermediate.Term Bond................................................. 11.3%
Short-Term Bond........................................................  2.0%
   TOTAL FIXED-INCOME.................................................. 24.6%
Ultra Short-Term Bond..................................................  1.1%
   TOTAL ULTRA SHORT...................................................  1.1%
Money Market Instruments...............................................  2.6%
   TOTAL MONEY MARKET INSTRUMENTS......................................  2.6%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  21

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                         ASSET ALLOCATION AS OF 6/30/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth......................................................  3.4%
Emerging Markets.......................................................  8.7%
Flexible Income........................................................  2.2%
Growth.................................................................  4.9%
Income Stock........................................................... 10.5%
International.......................................................... 24.2%
Precious Metals and Minerals...........................................  1.6%
Real Return............................................................  3.0%
S&P 500 Index..........................................................  5.5%
Small Cap Stock........................................................  8.2%
Total Return Strategy..................................................  2.6%
Value..................................................................  9.8%
   TOTAL EQUITY & ALTERNATIVE.......................................... 84.6%
High Income............................................................  2.3%
Income.................................................................  3.4%
Intermediate-Term Bond.................................................  5.8%
Short-Term Bond........................................................  0.2%
   TOTAL FIXED-INCOME.................................................. 11.7%
Ultra Short-Term Bond..................................................  1.1%
   TOTAL ULTRA SHORT...................................................  1.1%
Money Market Instruments...............................................  2.5%
   TOTAL MONEY MARKET INSTRUMENTS......................................  2.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                         ASSET ALLOCATION AS OF 6/30/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth......................................................  3.7%
Emerging Markets.......................................................  9.5%
Flexible Income........................................................  2.0%
Growth.................................................................  5.7%
Income Stock........................................................... 11.7%
International.......................................................... 27.5%
Precious Metals and Minerals...........................................  1.9%
Real Return............................................................  2.9%
S&P 500 Index..........................................................  6.0%
Small Cap Stock........................................................  9.3%
Total Return Strategy..................................................  2.9%
Value.................................................................. 11.3%
   TOTAL EQUITY & ALTERNATIVE.......................................... 94.4%
High Income............................................................  0.5%
Income.................................................................  0.5%
Intermediate-Term Bond.................................................  0.8%
   TOTAL FIXED-INCOME..................................................  1.8%
Ultra Short-Term Bond..................................................  1.3%
   TOTAL ULTRA SHORT...................................................  1.3%
Money Market Instruments...............................................  2.4%
   TOTAL MONEY MARKET INSTRUMENTS......................................  2.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  23

================================================================================

                         o TARGET RETIREMENT 2060 FUND o

                         ASSET ALLOCATION AS OF 6/30/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth......................................................  4.0%
Emerging Markets.......................................................  9.8%
Flexible Income........................................................  1.1%
Growth.................................................................  6.0%
Income Stock........................................................... 12.0%
International.......................................................... 29.4%
Precious Metals and Minerals...........................................  1.2%
Real Return............................................................  1.6%
S&P 500 Index..........................................................  6.0%
Small Cap Stock........................................................  9.9%
Total Return Strategy..................................................  1.6%
Value.................................................................. 12.0%
   TOTAL EQUITY & ALTERNATIVE.......................................... 94.6%
Income Fund............................................................    -*
Intermediate-Term Bond Fund............................................    -*
   TOTAL FIXED-INCOME..................................................    -*
Ultra Short-Term Bond..................................................  2.5%
   TOTAL ULTRA SHORT...................................................  2.5%
Money Market Instruments...............................................  2.5%
   TOTAL MONEY MARKET INSTRUMENTS......................................  2.5%

Percentages are of the net assets of the Fund and may not equal 100%.

* Represents less than 0.1%.

================================================================================
24  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
June 30, 2014 (unaudited)

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY & ALTERNATIVE FUNDS (39.3%)
   125,520  USAA Aggressive Growth Fund                                                 $  5,237
   671,769  USAA Emerging Markets Fund                                                    12,482
 1,280,416  USAA Flexible Income Fund                                                     13,572
   307,996  USAA Growth Fund                                                               7,401
   840,180  USAA Income Stock Fund                                                        15,241
 1,146,554  USAA International Fund                                                       35,841
   113,689  USAA Precious Metals and Minerals Fund                                         1,935
 1,623,309  USAA Real Return Fund                                                         17,597
   279,167  USAA S&P 500 Index Fund                                                        7,814
   610,823  USAA Small Cap Stock Fund*                                                    11,777
   637,071  USAA Total Return Strategy Fund                                                6,071
   710,248  USAA Value Fund                                                               14,581
                                                                                        --------
            Total Equity & Alternative Mutual Funds (cost: $110,699)                     149,549
                                                                                        --------
            FIXED-INCOME FUNDS (52.4%)
 2,250,282  USAA High Income Fund                                                         20,275
 2,996,288  USAA Income Fund                                                              39,970
 5,435,282  USAA Intermediate-Term Bond Fund                                              59,788
 8,616,827  USAA Short-Term Bond Fund                                                     79,706
                                                                                        --------
            Total Fixed-Income Mutual Funds (cost: $186,713)                             199,739
                                                                                        --------
            ULTRA SHORT FUNDS (5.9%)
 2,213,008  USAA Ultra Short-Term Bond Fund (cost: $22,337)                               22,440
                                                                                        --------
            MONEY MARKET INSTRUMENTS (2.4%)
            MONEY MARKET FUNDS (2.4%)
 9,275,311  State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $9,275)        9,275
                                                                                        --------
            TOTAL INVESTMENTS (COST: $329,024)                                          $381,003
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS          INPUTS        TOTAL
-------------------------------------------------------------------------------------------------
Equity & Alternative Funds              $149,549                  $-              $-     $149,549
Fixed-Income Funds                       199,739                   -               -      199,739
Ultra Short Funds                         22,440                   -               -       22,440
Money Market Instruments:
  Money Market Funds                       9,275                   -               -        9,275
-------------------------------------------------------------------------------------------------
Total                                   $381,003                  $-              $-     $381,003
-------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
June 30, 2014 (unaudited)

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY & ALTERNATIVE FUNDS (51.5%)
   294,987  USAA Aggressive Growth Fund                                                 $ 12,307
 1,708,479  USAA Emerging Markets Fund                                                    31,744
 2,035,690  USAA Flexible Income Fund                                                     21,578
   788,198  USAA Growth Fund                                                              18,940
 2,124,324  USAA Income Stock Fund                                                        38,535
 2,884,734  USAA International Fund                                                       90,177
   368,562  USAA Precious Metals and Minerals Fund                                         6,273
 2,616,991  USAA Real Return Fund                                                         28,368
   712,198  USAA S&P 500 Index Fund                                                       19,934
 1,566,037  USAA Small Cap Stock Fund*                                                    30,193
 1,327,542  USAA Total Return Strategy Fund                                               12,652
 1,756,922  USAA Value Fund                                                               36,070
                                                                                        --------
            Total Equity & Alternative Mutual Funds (cost: $251,058)                     346,771
                                                                                        --------
            FIXED-INCOME FUNDS (43.2%)
 4,298,398  USAA High Income Fund                                                         38,728
 5,001,279  USAA Income Fund                                                              66,717
 9,548,717  USAA Intermediate-Term Bond Fund                                             105,036
 8,636,201  USAA Short-Term Bond Fund                                                     79,885
                                                                                        --------
            Total Fixed-Income Mutual Funds (cost: $263,986)                             290,366
                                                                                        --------
            ULTRA SHORT FUNDS (2.8%)
 1,849,366  USAA Ultra Short-Term Bond Fund (cost: $18,675)                               18,753
                                                                                        --------
            MONEY MARKET INSTRUMENTS (2.5%)
            MONEY MARKET FUNDS (2.5%)
16,661,050  State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $16,661)      16,661
                                                                                        --------
            TOTAL INVESTMENTS (COST: $550,380)                                          $672,551
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                       (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
-------------------------------------------------------------------------------------------------
Equity & Alternative Funds              $346,771                   $-             $-     $346,771
Fixed-Income Funds                       290,366                    -              -      290,366
Ultra Short Funds                         18,753                    -              -       18,753
Money Market Instruments:
  Money Market Funds                      16,661                    -              -       16,661
-------------------------------------------------------------------------------------------------
Total                                   $672,551                   $-             $-     $672,551
-------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
June 30, 2014 (unaudited)

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            EQUITY & ALTERNATIVE FUNDS (71.7%)
   765,608  USAA Aggressive Growth Fund                                                  $ 31,941
 4,475,081  USAA Emerging Markets Fund                                                     83,147
 2,892,222  USAA Flexible Income Fund                                                      30,658
 1,992,306  USAA Growth Fund                                                               47,875
 5,487,078  USAA Income Stock Fund                                                         99,536
 7,446,316  USAA International Fund                                                       232,772
   824,584  USAA Precious Metals and Minerals Fund                                         14,034
 3,770,537  USAA Real Return Fund                                                          40,873
 1,889,540  USAA S&P 500 Index Fund                                                        52,888
 4,085,149  USAA Small Cap Stock Fund*                                                     78,762
 2,667,204  USAA Total Return Strategy Fund                                                25,418
 4,462,838  USAA Value Fund                                                                91,622
                                                                                       ----------
            Total Equity & Alternative Mutual Funds (cost: $609,874)                      829,526
                                                                                       ----------
            FIXED-INCOME FUNDS (24.6%)
 5,913,951  USAA High Income Fund                                                          53,285
 5,836,384  USAA Income Fund                                                               77,857
11,838,185  USAA Intermediate-Term Bond Fund                                              130,220
 2,545,268  USAA Short-Term Bond Fund                                                      23,544
                                                                                       ----------
            Total Fixed-Income Mutual Funds (cost: $255,142)                              284,906
                                                                                       ----------
            ULTRA SHORT FUNDS (1.1%)
 1,300,036  USAA Ultra Short-Term Bond Fund (cost: $13,144)                                13,182
                                                                                       ----------
            MONEY MARKET INSTRUMENTS (2.6%)
            MONEY MARKET FUNDS (2.6%)
29,620,647  State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $29,621)       29,621
                                                                                       ----------
            TOTAL INVESTMENTS (COST: $907,781)                                         $1,157,235
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
-------------------------------------------------------------------------------------------------
Equity & Alternative Funds            $  829,526                  $-            $-     $  829,526
Fixed-Income Funds                       284,906                   -             -        284,906
Ultra Short Funds                         13,182                   -             -         13,182
Money Market Instruments:
  Money Market Funds                      29,621                   -             -         29,621
-------------------------------------------------------------------------------------------------
Total                                 $1,157,235                  $-            $-     $1,157,235
-------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
June 30, 2014 (unaudited)

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            EQUITY & ALTERNATIVE FUNDS (84.6%)
   971,466  USAA Aggressive Growth Fund                                                $   40,530
 5,554,207  USAA Emerging Markets Fund                                                    103,197
 2,441,390  USAA Flexible Income Fund                                                      25,879
 2,447,268  USAA Growth Fund                                                               58,808
 6,900,847  USAA Income Stock Fund                                                        125,181
 9,209,309  USAA International Fund                                                       287,883
 1,148,204  USAA Precious Metals and Minerals Fund                                         19,542
 3,315,880  USAA Real Return Fund                                                          35,944
 2,320,398  USAA S&P 500 Index Fund                                                        64,948
 5,060,036  USAA Small Cap Stock Fund*                                                     97,558
 3,249,045  USAA Total Return Strategy Fund                                                30,963
 5,659,859  USAA Value Fund                                                               116,197
                                                                                       ----------
            Total Equity & Alternative Mutual Funds (cost: $736,408)                    1,006,630
                                                                                       ----------
            FIXED-INCOME FUNDS (11.7%)
 3,072,348  USAA High Income Fund                                                          27,682
 3,059,571  USAA Income Fund                                                               40,815
 6,242,045  USAA Intermediate-Term Bond Fund                                               68,662
   197,478  USAA Short-Term Bond Fund                                                       1,827
                                                                                       ----------
            Total Fixed-Income Mutual Funds (cost: $127,118)                              138,986
                                                                                       ----------
            ULTRA SHORT FUNDS (1.1%)
 1,348,190  USAA Ultra Short-Term Bond Fund (cost: $13,627)                                13,671
                                                                                       ----------
            MONEY MARKET INSTRUMENTS (2.5%)
            MONEY MARKET FUNDS (2.5%)
30,057,428  State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $30,057)       30,057
                                                                                       ----------

            TOTAL INVESTMENTS (COST: $907,210)                                         $1,189,344
                                                                                       ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                      (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                  QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                              IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------
Equity & Alternative Funds           $1,006,630                  $-             $-     $1,006,630
Fixed-Income Funds                      138,986                   -              -        138,986
Ultra Short Funds                        13,671                   -              -         13,671
Money Market Instruments:
  Money Market Funds                     30,057                   -              -         30,057
-------------------------------------------------------------------------------------------------
Total                                $1,189,344                  $-             $-     $1,189,344
-------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
June 30, 2014 (unaudited)

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            EQUITY & ALTERNATIVE FUNDS (94.4%)
   539,029  USAA Aggressive Growth Fund                                                  $ 22,488
 3,113,129  USAA Emerging Markets Fund                                                     57,842
 1,121,692  USAA Flexible Income Fund                                                      11,890
 1,429,109  USAA Growth Fund                                                               34,341
 3,922,551  USAA Income Stock Fund                                                         71,155
 5,340,793  USAA International Fund                                                       166,953
   685,505  USAA Precious Metals and Minerals Fund                                         11,667
 1,630,151  USAA Real Return Fund                                                          17,671
 1,300,698  USAA S&P 500 Index Fund                                                        36,407
 2,917,934  USAA Small Cap Stock Fund*                                                     56,258
 1,855,183  USAA Total Return Strategy Fund                                                17,680
 3,341,534  USAA Value Fund                                                                68,602
                                                                                         --------
            Total Equity & Alternative Mutual Funds (cost: $429,231)                      572,954
                                                                                         --------
            FIXED-INCOME FUNDS (1.8%)
   306,003  USAA High Income Fund                                                           2,757
   245,198  USAA Income Fund                                                                3,271
   440,727  USAA Intermediate-Term Bond Fund                                                4,848
                                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $10,705)                                10,876
                                                                                         --------
            ULTRA SHORT FUNDS (1.3%)
   807,232  USAA Ultra Short-Term Bond Fund (cost: $8,163)                                  8,185
                                                                                         --------
            MONEY MARKET INSTRUMENTS (2.4%)
            MONEY MARKET FUNDS (2.4%)
14,755,768  State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $14,756)       14,756
                                                                                         --------
            TOTAL INVESTMENTS (COST: $462,855)                                           $606,771
                                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                      (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                  QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                              IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS              INPUTS          INPUTS       TOTAL
-----------------------------------------------------------------------------------------------
Equity & Alternative Funds             $572,954                  $-              $-    $572,954
Fixed-Income Funds                       10,876                   -               -      10,876
Ultra Short Funds                         8,185                   -               -       8,185
Money Market Instruments:
  Money Market Funds                     14,756                   -               -      14,756
-----------------------------------------------------------------------------------------------
Total                                  $606,771                  $-              $-    $606,771
-----------------------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND
June 30, 2014 (unaudited)

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            EQUITY & ALTERNATIVE FUNDS (94.6%)
    20,442  USAA Aggressive Growth Fund                                                   $   853
   112,799  USAA Emerging Markets Fund                                                      2,096
    21,685  USAA Flexible Income Fund                                                         230
    53,544  USAA Growth Fund                                                                1,287
   141,445  USAA Income Stock Fund                                                          2,566
   200,680  USAA International Fund                                                         6,273
    15,196  USAA Precious Metals and Minerals Fund                                            258
    32,317  USAA Real Return Fund                                                             350
    45,719  USAA S&P 500 Index Fund                                                         1,280
   109,140  USAA Small Cap Stock Fund*                                                      2,104
    36,410  USAA Total Return Strategy Fund                                                   347
   124,534  USAA Value Fund                                                                 2,557
                                                                                          -------
            Total Equity & Alternative Mutual Funds (cost: $18,721)                        20,201
                                                                                          -------

            FIXED-INCOME FUNDS (0.0%)
        77  USAA Income Fund                                                                    1
        93  USAA Intermediate-Term Bond Fund                                                    1
                                                                                          -------
            Total Fixed-Income Mutual Funds (cost: $2)                                          2
                                                                                          -------
            ULTRA SHORT FUNDS (2.5%)
    51,814  USAA Ultra Short-Term Bond Fund (cost: $524)                                      525
                                                                                          -------
            MONEY MARKET INSTRUMENTS (2.5%)
            MONEY MARKET FUNDS (2.5%)
   539,712  State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $540)             540
                                                                                          -------

            TOTAL INVESTMENTS (COST: $19,787)                                             $21,268
                                                                                          =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                      (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                  QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                              IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
----------------------------------------------------------------------------------------------
Equity & Alternative Funds              $20,201                  $-             $-     $20,201
Fixed-Income Funds                            2                   -              -           2
Ultra Short Funds                           525                   -              -         525
Money Market Instruments:
  Money Market Funds                        540                   -              -         540
----------------------------------------------------------------------------------------------
Total                                   $21,268                  $-             $-     $21,268
----------------------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The underlying funds in which the Funds invest in are managed by USAA Asset Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2014.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2014 (unaudited)

                                                                      USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------
                                                                                 INCOME FUND
--------------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value (cost of $319,749,
    $533,719, $878,160, $877,153, $448,099, and $19,247, respectively)              $371,728
  Investments in other securities, at value (cost of $9,275,
    $16,661, $29,621, $30,057, $14,756, and $540, respectively)                        9,275
  Receivables:
    Capital shares sold                                                                  382
    USAA Asset Management Company (Note 5C)                                                -
    Dividends from affiliated underlying funds                                           341
    Interest                                                                               1
                                                                                    --------
      Total assets                                                                   381,727
                                                                                    --------
LIABILITIES
  Payables:
    Securities purchased                                                                 341
    Capital shares redeemed                                                              510
  Other accrued expenses and payables                                                     25
                                                                                    --------
      Total liabilities                                                                  876
                                                                                    --------
        Net assets applicable to capital shares outstanding                         $380,851
                                                                                    ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $330,947
  Accumulated undistributed net investment income                                        554
  Accumulated net realized gain (loss) on investments                                 (2,629)
  Net unrealized appreciation of investments                                          51,979
                                                                                    --------
        Net assets applicable to capital shares outstanding                         $380,851
                                                                                    ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                          31,318
                                                                                    ========

  Net asset value, redemption price, and offering price per share                   $  12.16
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

                            USAA TARGET RETIREMENT
-----------------------------------------------------------------------------
2020 FUND       2030 FUND         2040 FUND       2050 FUND         2060 FUND
-----------------------------------------------------------------------------
 $655,890      $1,127,614        $1,159,287        $592,015           $20,728

   16,661          29,621            30,057          14,756               540

      480             938             1,433             894                91
        -               -                 -               -                18
      488             483               245              24                 1
        1               1                 2               1                 -
-----------------------------------------------------------------------------
  673,520       1,158,657         1,191,024         607,690            21,378
-----------------------------------------------------------------------------

      488             483               245              24                 1
      459           1,072               792             487                 7
       25              24                24              29                17
-----------------------------------------------------------------------------
      972           1,579             1,061             540                25
-----------------------------------------------------------------------------
 $672,548      $1,157,078        $1,189,963        $607,150           $21,353
=============================================================================

 $544,349        $894,331          $894,765        $458,633           $19,686
    6,752           9,057             6,743           2,309                56
     (724)          4,236             6,321           2,292               130
  122,171         249,454           282,134         143,916             1,481
-----------------------------------------------------------------------------
 $672,548      $1,157,078        $1,189,963        $607,150           $21,353
=============================================================================

   50,857          83,848            87,113          44,899             1,875
=============================================================================
  $ 13.22       $   13.80        $    13.66        $  13.52           $ 11.39
=============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited)

                                                                      USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------
                                                                                 INCOME FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income distributions from affiliated underlying funds                              $ 4,196
  Interest                                                                                 3
                                                                                     -------
      Total income                                                                     4,199
                                                                                     -------
EXPENSES
  Custody and accounting fees                                                             21
  Postage                                                                                  6
  Shareholder reporting fees                                                               5
  Trustees'fees                                                                           11
  Registration fees                                                                       17
  Professional fees                                                                       29
  Other                                                                                    4
                                                                                     -------
      Total expenses                                                                      93
  Expenses reimbursed                                                                      -
                                                                                     -------
      Net expenses                                                                        93
                                                                                     -------
                                                                                       4,106
                                                                                     -------
NET INVESTMENT INCOME
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of affiliated underlying funds                       649
  Change in net unrealized appreciation/depreciation of affiliated
    underlying funds                                                                  10,879
                                                                                     -------
      Net realized and unrealized gain                                                11,528
                                                                                     -------
  Increase in net assets resulting from operations                                   $15,634
                                                                                     =======

See accompanying notes to financial statements.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

                            USAA TARGET RETIREMENT
-----------------------------------------------------------------------------
2020 FUND       2030 FUND         2040 FUND       2050 FUND         2060 FUND
-----------------------------------------------------------------------------
 $  6,853         $ 9,173           $ 6,882         $ 2,427            $   65
        5               9                10               5                 -
-----------------------------------------------------------------------------
    6,858           9,182             6,892           2,432                65
-----------------------------------------------------------------------------

       22              24                25              22                18
       12              25                32              22                 1
        8              17                20              12                 1
       11              11                11              11                11
       21              18                22              20                30
       32              38                37              30                24
        6               6                 7               5                 4
-----------------------------------------------------------------------------
      112             139               154             122                89
        -               -                 -               -               (80)
-----------------------------------------------------------------------------
      112             139               154             122                 9
-----------------------------------------------------------------------------
    6,746           9,043             6,738           2,310                56
-----------------------------------------------------------------------------

    1,764           2,557             2,953           1,412                (1)

   21,739          44,197            48,388          25,946               954
-----------------------------------------------------------------------------
   23,503          46,754            51,341          27,358               953
-----------------------------------------------------------------------------
 $ 30,249         $55,797           $58,079         $29,668            $1,009
=============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited), and year ended
December 31, 2013

--------------------------------------------------------------------------------

                                                                                  USAA TARGET RETIREMENT
                                                                               ---------------------------
                                                                                       INCOME FUND
                                                                               ---------------------------
                                                                               6/30/2014        12/31/2013
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                         $  4,106         $   9,529
  Net realized gain (loss) on sales of affiliated underlying funds                   649            (2,090)
  Net realized gain on capital gain distributions from
    affiliated underlying funds                                                        -             1,830
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                                   10,879             9,568
                                                                                --------------------------
    Increase in net assets resulting from operations                              15,634            18,837
                                                                                --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                           (5,553)           (7,608)
  Net realized gains                                                                   -            (1,247)
                                                                                --------------------------
    Distributions to shareholders                                                 (5,553)           (8,855)
                                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                       49,836            95,445
  Reinvested dividends                                                             5,463             8,742
  Cost of shares redeemed                                                        (44,017)          (89,700)
                                                                                --------------------------
    Increase in net assets from capital share transactions                        11,282            14,487
                                                                                --------------------------
  Capital contribution from USAA Transfer Agency Company                               -                 -
                                                                                --------------------------
  Net increase in net assets                                                      21,363            24,469
NET ASSETS
  Beginning of period                                                            359,488           335,019
                                                                                --------------------------
  End of period                                                                 $380,851          $359,488
                                                                                ==========================
Accumulated undistributed (overdistribution of) net investment income:
  End of period                                                                 $    554          $  2,001
                                                                                ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                                      4,177             8,181
  Shares issued for dividends reinvested                                             457               752
  Shares redeemed                                                                 (3,686)           (7,704)
                                                                                --------------------------
    Increase in shares outstanding                                                   948             1,229
                                                                                ==========================

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

                      USAA TARGET RETIREMENT
-------------------------------------------------------------------
          2020 FUND                             2030 FUND
-------------------------------------------------------------------
6/30/2014          12/31/2013          6/30/2014         12/31/2013
-------------------------------------------------------------------
$   6,746          $   16,278         $    9,043         $   23,783
    1,764               2,375              2,557              9,865

        -               4,493                  -             10,428

   21,739              29,424             44,197             82,446
-------------------------------------------------------------------
   30,249              52,570             55,797            126,522
-------------------------------------------------------------------

        -             (16,526)                 -            (23,844)
        -              (6,141)                 -            (19,195)
-------------------------------------------------------------------
        -             (22,667)                 -            (43,039)
-------------------------------------------------------------------

   70,078             139,638            124,986            227,251
        1              22,620                  -             43,020
  (60,344)           (118,419)           (97,854)          (163,797)
-------------------------------------------------------------------
    9,735              43,839             27,132            106,474
-------------------------------------------------------------------
        -                   1                  -                  -
-------------------------------------------------------------------
   39,984              73,743             82,929            189,957

  632,564             558,821          1,074,149            884,192
-------------------------------------------------------------------
$ 672,548          $  632,564         $1,157,078         $1,074,149
===================================================================

$   6,752          $        6         $    9,057         $       14
===================================================================

    5,486              11,220              9,437             17,908
        -               1,788                  -              3,275
   (4,718)             (9,503)            (7,375)           (12,892)
-------------------------------------------------------------------
      768               3,505              2,062              8,291
===================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

                                                                                 USAA TARGET RETIREMENT
                                                                               ---------------------------
                                                                                        2040 FUND
                                                                               ---------------------------
                                                                               6/30/2014        12/31/2013
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                       $    6,738        $   20,643
  Net realized gain (loss) on sales of affiliated underlying funds                 2,953            17,641
  Net realized gain on capital gain distributions from
    affiliated underlying funds                                                        -            12,569
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                                   48,388           107,787
                                                                              ----------------------------
    Increase in net assets resulting from operations                              58,079           158,640
                                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                -           (20,748)
  Net realized gains                                                                   -           (28,586)
                                                                              ----------------------------
    Distributions to shareholders                                                      -           (49,334)
                                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                      126,261           227,224
  Reinvested dividends                                                                 -            49,321
  Cost of shares redeemed                                                        (96,040)         (156,373)
                                                                              ----------------------------
    Increase in net assets from capital share transactions                        30,221           120,172
                                                                              ----------------------------
  Capital contribution from USAA Transfer Agency Company                               -                 2
                                                                              ----------------------------
  Net increase in net assets                                                      88,300           229,480
NET ASSETS
  Beginning of period                                                          1,101,663           872,183
                                                                              ----------------------------
  End of period                                                               $1,189,963        $1,101,663
                                                                              ============================
Accumulated undistributed (overdistribution of) net investment income:
  End of period                                                               $    6,743        $        5
                                                                              ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                                      9,668            18,306
  Shares issued for dividends reinvested                                               -             3,808
  Shares redeemed                                                                 (7,339)          (12,570)
                                                                              ----------------------------
    Increase in shares outstanding                                                 2,329             9,544
                                                                              ============================

* Fund commenced operations on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

                      USAA TARGET RETIREMENT
-----------------------------------------------------------------
          2050 FUND                             2060 FUND*
-----------------------------------------------------------------
6/30/2014         12/31/2013         6/30/2014         12/31/2013
-----------------------------------------------------------------
 $  2,310         $  8,629             $    56            $   125
    1,412            5,812                  (1)                 -

        -            6,493                   -                131

   25,946           61,201                 954                527
-----------------------------------------------------------------
   29,668           82,135               1,009                783
-----------------------------------------------------------------

        -           (8,653)                  -               (125)
        -          (11,661)                  -                  -
-----------------------------------------------------------------
        -          (20,314)                  -               (125)
-----------------------------------------------------------------

   83,770          138,772              10,315             11,570
        -           20,308                   -                 66
  (47,740)         (80,407)             (1,748)              (517)
-----------------------------------------------------------------
   36,030           78,673               8,567             11,119
-----------------------------------------------------------------
        -                -                   -                  -
-----------------------------------------------------------------
   65,698          140,494               9,576             11,777

  541,452          400,958              11,777                  -
-----------------------------------------------------------------
 $607,150         $541,452             $21,353            $11,777
=================================================================

 $  2,309         $     (1)            $    56            $     -
=================================================================

    6,505           11,464                 951              1,129
        -            1,588                   -                  6
   (3,694)          (6,616)               (162)               (49)
-----------------------------------------------------------------
    2,811            6,436                 789              1,086
=================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collect-ively, the Funds), which are classified as diversified under the 1940 Act.
Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation. The Target 2060 Fund commenced operations on July 12, 2013.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

        broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

    from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the six-month period ended June 30, 2014, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
The Funds participate in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2014, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA funds are as follows:

                     TARGET      TARGET   TARGET     TARGET    TARGET     TARGET
                     INCOME       2020     2030       2040      2050       2060
--------------------------------------------------------------------------------
Fees paid              $1          $2       $3         $3         $1       -*
% of total fees       0.6%        1.0%     1.7%       1.7%       0.9%      -*

*Represents less than $500 or 0.1%

The Funds had no borrowings under this agreement during the six-month period ended June 30, 2014.

(3) DISTRIBUTIONS
The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made quarterly by the USAA Target Income Fund and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Funds are permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Funds had no pre-enactment capital loss carryforwards and only the USAA Target Income Fund had post-enactment capital loss carryforwards of $407,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the six-month period ended June 30, 2014, the Funds did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on each of the Fund's tax return filings generally remains open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2014, were as follows (in thousands):

                     TARGET      TARGET   TARGET     TARGET    TARGET     TARGET
                     INCOME       2020     2030       2040      2050       2060
--------------------------------------------------------------------------------
Cost of purchases    $18,109    $35,851  $60,919    $68,174   $59,440     $8,558
Proceeds from
  sales/maturities    11,550     24,900   33,500     41,350    26,250         81

As of June 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

As of June 30, 2014, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation) were as follows (in thousands):

                     TARGET      TARGET   TARGET     TARGET    TARGET     TARGET
                     INCOME       2020     2030       2040      2050       2060
--------------------------------------------------------------------------------
Unrealized
  appreciation      $52,147     $125,106  $257,867  $292,650   $148,234   $1,481
Unrealized
  depreciation          168        2,935     8,413    10,516      4,318        -
--------------------------------------------------------------------------------
Net                 $51,979     $122,171  $249,454  $282,134    $143,916  $1,481
--------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT - The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the six-month period ended June 30, 2014, were as follows (in thousands):

                     TARGET      TARGET   TARGET     TARGET    TARGET     TARGET
                     INCOME       2020     2030       2040      2050       2060
--------------------------------------------------------------------------------
Compliance and
  legal services       $5          $8       $14        $15       $7         $7

C. EXPENSE LIMITATION - The Manager agreed, through May 1, 2015, to limit the total annual operating expenses of the USAA Target 2060 Fund to 0.10% of its average net assets, excluding extraordinary expenses and

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

    before reductions of any expenses paid indirectly, and will reimburse the USAA Target 2060 Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2014, the USAA Target 2060 Fund incurred reimbursable expenses of $80,000 of which $18,000 was receivable from the Manager.

D. TRANSFER AGENCY AGREEMENT - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2014, USAA and its affiliates owned 500,000 shares of the USAA Target 2060 Fund, which represents 26.7% of the Fund.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Funds do not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    Funds' net assets. At June 30, 2014, the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA
    Funds:

                            TARGET      TARGET   TARGET     TARGET    TARGET     TARGET
AFFILIATED USAA FUND        INCOME       2020     2030       2040      2050       2060
---------------------------------------------------------------------------------------
Aggressive Growth            0.4%         1.0%     2.6%       3.3%      1.8%       0.1%
Emerging Markets             1.0          2.5      6.5        8.1       4.5        0.2
Flexible Income              7.8         12.4     17.7       14.9       6.9        0.1
Growth                       0.4          1.0      2.6        3.2       1.9        0.1
High Income                  0.9          1.7      2.3        1.2       0.1          -
Income                       0.8          1.3      1.6        0.8       0.1          -*
Income Stock                 0.6          1.4      3.6        4.6       2.6        0.1
Intermediate-Term
  Bond                       1.9          3.3      4.0        2.1       0.2          -*
International                1.0          2.5      6.5        8.0       4.7        0.2
Precious Metals
  and Minerals               0.2          0.6      1.3        1.8       1.1          -*
Real Return                  3.8          6.0      8.7        7.7       3.8        0.1
S&P 500 Index                0.2          0.4      1.1        1.4       0.8          -*
Short-Term Bond              2.2          2.2      0.6        0.1         -          -
Small Cap Stock              0.8          2.1      5.4        6.7       3.9        0.1
Total Return Strategy        3.0          6.2     12.4       15.1       8.6        0.2
Ultra Short-Term
  Bond                       4.0          3.3      2.3        2.4       1.5        0.1
Value                        1.2          3.0      7.6        9.6       5.7        0.2

* Represents less than 0.1%.

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA Funds as of June 30, 2014 (in thousands):

TARGET INCOME:

                         PURCHASE    SALES     DIVIDEND    REALIZED          MARKET VALUE
AFFILIATED USAA FUND      COST(a)   PROCEEDS    INCOME   GAIN (LOSS)(b)  12/31/2013 06/30/2014
----------------------------------------------------------------------------------------------
Aggressive Growth        $  598     $    -      $    -     $   -         $ 4,446      $ 5,237
Emerging Markets          1,139      1,407           -       (26)         11,870       12,482
Flexible Income             285          -         284         -          12,516       13,572
Growth                        -          -           -         -           6,982        7,401
High Income                 535        762         535        (7)         19,786       20,275
Income                      663        551         663         1          38,665       39,970
Income Stock                268      2,115         254        75          16,222       15,241
Intermediate-Term
   Bond                   1,506      1,459       1,254        14          58,008       59,788
International             1,079        947           -        22          34,660       35,841
Precious Metals
   and Minerals               -          -           -         -           1,487        1,935
Real Return                 207          -         207         -          16,407       17,597
S&P 500 Index               126      1,869          72       551           9,083        7,814
Short-Term Bond           2,759      1,684         748       (11)         78,120       79,706
Small Cap Stock               -        500           -        24          12,122       11,777
Total Return Strategy        54        256          54         6           5,898        6,071
Ultra Short-Term
   Bond                   4,204          -         125         -          18,174       22,440
Value                     4,686          -           -         -           9,196       14,581

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

TARGET 2020:

                         PURCHASE    SALES     DIVIDEND    REALIZED          MARKET VALUE
AFFILIATED USAA FUND      COST(a)   PROCEEDS    INCOME   GAIN (LOSS)(b)  12/31/2013 06/30/2014
----------------------------------------------------------------------------------------------
Aggressive Growth        $     -     $  250      $   -     $     8        $ 12,134   $ 12,307
Emerging Markets           2,075      4,426          -        (276)         32,006     31,744
Flexible Income              747          -        447           -          19,617     21,578
Growth                         -        250          -          59          18,113     18,940
High Income                1,020        400      1,020           2          36,746     38,728
Income                     1,296          -      1,102           -          63,446     66,717
Income Stock                 734      6,280        657         261          41,887     38,535
Intermediate-Term
   Bond                    2,977      1,006      2,188         (24)        100,044    105,036
International              1,510      5,393          -          78          91,583     90,177
Precious Metals
   and Minerals                -          -          -           -           4,821      6,273
Real Return                1,331          -        331           -          25,479     28,368
S&P 500 Index                189      5,895        189       1,627          24,441     19,934
Short-Term Bond            8,688          -        712           -          70,718     79,885
Small Cap Stock                -      1,000          -          29          30,820     30,193
Total Return Strategy        258          -        110           -          11,629     12,652
Ultra Short-Term
   Bond                    5,226           -        97           -          13,479     18,753
Value                      9,800           -         -           -          24,473     36,070

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030:

                         PURCHASE    SALES     DIVIDEND    REALIZED          MARKET VALUE
AFFILIATED USAA FUND      COST(a)   PROCEEDS    INCOME   GAIN (LOSS)(b)  12/31/2013 06/30/2014
----------------------------------------------------------------------------------------------
Aggressive Growth        $     -    $   250     $    -     $     8        $ 31,105   $ 31,941
Emerging Markets           4,593      5,760          -      (1,021)         78,861     83,147
Flexible Income            2,616          -        616           -          26,382     30,658
Growth                         -        250          -          16          45,410     47,875
High Income                1,400      1,250      1,400           1          51,260     53,285
Income                     1,286          -      1,286           -          74,263     77,857
Income Stock               1,961     11,948      1,711         505         103,798     99,536
Intermediate-Term
   Bond                    6,354          -      2,682           -         120,179    130,220
International              5,566        348          -          (2)        221,082    232,772
Precious Metals
   and Minerals                -          -          -           -          10,785     14,034
Real Return                2,072          -        472           -          36,586     40,873
S&P 500 Index                507     11,694        507       3,016          60,941     52,888
Short-Term Bond              223        750        224          (4)         23,917     23,544
Small Cap Stock                -      1,250          -          38          79,032     78,762
Total Return
   Strategy                1,622          -        222           -          22,255     25,418
Ultra Short-Term
   Bond                    6,858          -         53           -           6,299     13,182
Value                     25,861          -          -           -          61,285     91,622

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

TARGET 2040:

                         PURCHASE    SALES     DIVIDEND    REALIZED          MARKET VALUE
AFFILIATED USAA FUND      COST(a)   PROCEEDS    INCOME   GAIN (LOSS)(b)  12/31/2013 06/30/2014
----------------------------------------------------------------------------------------------
Aggressive Growth        $     -     $ 1,000    $    -     $    22        $ 40,145   $ 40,530
Emerging Markets           6,744       7,525         -      (1,299)         97,067    103,197
Flexible Income            1,529           -       529           -          22,918     25,879
Growth                       250           -         -           -          55,242     58,808
High Income                  731       1,750       731         165          27,720     27,682
Income                       677       1,000       677          (6)         39,920     40,815
Income Stock               2,884      12,578     2,134         513         127,716    125,181
Intermediate-Term
   Bond                    1,427       1,100     1,431         (40)         66,355     68,662
International              8,393           -         -           -         271,602    287,883
Precious Metals
   and Minerals              554           -         -           -          14,510     19,542
Real Return                1,668           -       418           -          32,321     35,944
S&P 500 Index                622      13,847       622       3,531          74,303     64,948
Short-Term Bond               17           -        17           -           1,798      1,827
Small Cap Stock                -       1,800         -          55          98,138     97,558
Total Return
   Strategy                4,553           -       268           -          24,606     30,963
Ultra Short-Term
   Bond                    6,739           -        55           -           6,904     13,671
Value                     31,386         750         -          12          79,857    116,197

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2050:

                         PURCHASE    SALES     DIVIDEND    REALIZED          MARKET VALUE
AFFILIATED USAA FUND      COST(a)   PROCEEDS    INCOME   GAIN (LOSS)(b)  12/31/2013 06/30/2014
----------------------------------------------------------------------------------------------
Aggressive Growth        $ 1,277     $    -     $    -     $     -        $ 20,417   $ 22,488
Emerging Markets           5,839      5,856          -        (262)         53,946     57,842
Flexible Income              745          -        245           -          10,487     11,890
Growth                     1,455          -          -           -          30,960     34,341
High Income                   83      1,250         82          20           3,811      2,757
Income                        58      1,750         58         (48)          4,849      3,271
Income Stock               3,854      7,520      1,193         210          70,753     71,155
Intermediate-Term
   Bond                      115      2,160        116         (12)          6,731      4,848
International             11,196          -          -           -         151,050    166,953
Precious Metals
   and Minerals              480          -          -           -           8,540     11,667
Real Return                1,402          -        205           -          15,316     17,671
S&P 500 Index              1,288      7,464        342       1,497          40,398     36,407
Small Cap Stock            1,450        250          -           7          54,305     56,258
Total Return
   Strategy                1,152          -        152           -          15,490     17,680
Ultra Short-Term
   Bond                    4,637          -         34           -           3,533      8,185
Value                     24,409          -          -           -          40,881     68,602

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

TARGET 2060:

                         PURCHASE    SALES     DIVIDEND    REALIZED          MARKET VALUE
AFFILIATED USAA FUND      COST(a)   PROCEEDS    INCOME   GAIN (LOSS)(b)  12/31/2013 06/30/2014
----------------------------------------------------------------------------------------------
Aggressive Growth        $  377       $ -         $-         $-             $  443     $  853
Emerging Markets            706         3          -          -              1,240      2,096
Flexible Income              58         -          5          -                159        230
Growth                      546         1          -          -                671      1,287
Income                        1         -          -          -                  -          1
Income Stock                834        19         39          -              1,608      2,566
Intermediate-Term
   Bond                       1         -          -          -                  -          1
International             2,596        37          -         (1)             3,518      6,273
Precious Metals
   and Minerals              40         -          -          -                161        258
Real Return                  86         -          4          -                245        350
S&P 500 Index               308         5         12          -                898      1,280
Small Cap Stock             938         9          -          -              1,129      2,104
Total Return
   Strategy                  81         -          3          -                245        347
Ultra Short-Term
   Bond                     445         -          2          -                 80        525
Value                     1,541         7          -          -                900      2,557

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                              JUNE 30,                       YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                                  2014           2013           2012            2011           2010            2009
                            ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  11.84       $  11.50       $  10.83        $  10.98       $  10.17         $  8.44
                              -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .13            .32            .32             .35            .35             .34
  Net realized and
    unrealized gain (loss)         .37            .31            .70            (.14)           .82            1.74
                              -------------------------------------------------------------------------------------
Total from investment
  operations                       .50            .63           1.02             .21           1.17            2.08
                              -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.18)          (.25)          (.32)           (.35)          (.35)           (.34)
  Realized capital gains             -           (.04)          (.03)           (.01)          (.01)           (.01)
                              -------------------------------------------------------------------------------------
Total distributions               (.18)          (.29)          (.35)           (.36)          (.36)           (.35)
                              -------------------------------------------------------------------------------------
Net asset value at
  end of period               $  12.16       $  11.84       $  11.50        $  10.83       $  10.98         $ 10.17
                              =====================================================================================
Total return (%)*                 4.25           5.58           9.49            1.97          11.65           25.04
Net assets at
  end of period (000)         $380,851       $359,488       $335,019        $257,347       $189,383         $90,849
Ratios to average
  net assets:**(a)
  Expenses (%)                     .05(d)         .05(b)         .06(b),(c)      .04(b),(c)       -(b)            -(b)
  Expenses, excluding
  reimbursements (%)               .05(d)         .05(b)         .06(b)          .07(b)         .12(b)          .32(b)
  Net investment income (%)       2.25(d)        2.71           2.93            3.28           3.61            4.44
Portfolio turnover (%)               3             31              9              11             22              25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $368,730,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                              JUNE 30,                       YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                                  2014           2013           2012            2011           2010            2009
                            ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  12.63       $  12.00       $  11.12        $  11.43       $  10.38        $   8.35
                              -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .13            .33            .34             .34            .31             .27
  Net realized and
    unrealized gain (loss)         .46            .77            .91            (.28)          1.06            2.08
                              -------------------------------------------------------------------------------------
Total from investment
  operations                       .59           1.10           1.25             .06           1.37            2.35
                              -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -           (.34)          (.33)           (.34)          (.31)           (.27)
  Realized capital gains             -           (.13)          (.04)           (.03)          (.01)           (.05)
                              -------------------------------------------------------------------------------------
Total distributions                  -           (.47)          (.37)           (.37)          (.32)           (.32)
                              -------------------------------------------------------------------------------------
Net asset value at
  end of period               $  13.22       $  12.63       $  12.00        $  11.12       $  11.43        $  10.38
                              =====================================================================================
Total return (%)*                 4.67           9.16          11.26             .52          13.28           28.12
Net assets at
  end of period (000)         $672,548       $632,564       $558,821        $463,660       $362,934        $179,660
Ratios to average
  net assets:**(a)
  Expenses (%)                      03(d)         .04(b)         .04(b),(c)      .03(b),(c)       -(b)            -(b)
  Expenses, excluding
    reimbursements (%)              03(d)         .04(b)         .04(b)          .05(b)         .08(b)          .18(b)
  Net investment income (%)       2.10(d)        2.73           2.90            3.16           3.56            4.40
Portfolio turnover (%)               4             20             12              17             17              34

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $648,455,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                                JUNE 30,                        YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                                   2014           2013          2012            2011            2010         2009
                             ------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    13.13     $    12.03      $  10.93        $  11.37        $  10.10     $   7.85
                             ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .11            .30           .29             .28             .26          .23
  Net realized and
    unrealized gain (loss)          .56           1.35          1.15            (.41)           1.29         2.26
                             ------------------------------------------------------------------------------------
Total from investment
  operations                        .67           1.65          1.44            (.13)           1.55         2.49
                             ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -           (.30)         (.29)           (.28)           (.26)        (.23)
  Realized capital gains              -           (.25)         (.05)           (.03)           (.02)        (.01)
                             ------------------------------------------------------------------------------------
Total distributions                   -           (.55)         (.34)           (.31)           (.28)        (.24)
                             ------------------------------------------------------------------------------------
Net asset value at
  end of period              $    13.80     $    13.13      $  12.03        $  10.93        $  11.37     $  10.10
                             ====================================================================================
Total return (%)*                  5.10          13.71         13.16           (1.16)          15.34        31.68
Net assets at
  end of period (000)        $1,157,078     $1,074,149      $884,192        $705,298        $528,152     $256,236
Ratios to average
  net assets:**(a)                  .03(d)         .03(b)        .04(b),(c)      .03(b),(c)        -(b)         -(b)
  Expenses (%)
  Expenses, excluding
    reimbursements (%)              .03(d)         .03(b)        .04(b)          .04(b)          .07(b)       .14(b)
  Net investment income (%)        1.65(d)        2.43          2.55            2.68            3.03         3.96
Portfolio turnover (%)                3             17            20              16              21           23

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended June 30, 2014, average net assets were $1,104,026,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                        YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                  2014            2013         2012            2011            2010         2009
                             -----------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    12.99     $    11.59     $  10.38        $  11.01        $   9.60     $   7.37
                             -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .08            .25          .22             .19             .18          .16
  Net realized and
    unrealized gain (loss)          .59           1.75         1.25            (.60)           1.41         2.25
                             -----------------------------------------------------------------------------------
Total from investment
  operations                        .67           2.00         1.47            (.41)           1.59         2.41
                             -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -           (.25)        (.22)           (.19)           (.18)        (.16)
  Realized capital gains              -           (.35)        (.04)           (.03)              -         (.02)
                             -----------------------------------------------------------------------------------
Total distributions                   -           (.60)        (.26)           (.22)           (.18)        (.18)
                             -----------------------------------------------------------------------------------
Net asset value at
  end of period              $    13.66     $    12.99     $  11.59        $  10.38        $  11.01     $   9.60
                             ===================================================================================
Total return (%)*                  5.16          17.37        14.22           (3.75)          16.60        32.71
Net assets at
  end of period (000)        $1,189,963     $1,101,663     $872,183        $682,057        $501,653     $234,213
Ratios to average
  net assets:**(a)                  .03(d)         .03(b)       .04(b),(c)      .03(b),(c)       -(b)          -(b)
  Expenses (%)
  Expenses, excluding
    reimbursements (%)              .03(d)         .03(b)       .04(b)          .05(b)         .07(b)        .15(b)
  Net investment income (%)        1.20(d)        2.09         2.06            1.92           2.23          2.98
Portfolio turnover (%)                4             17           18              14             21            16

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended June 30, 2014, average net assets were $1,130,792,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                                 JUNE 30,                        YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------
                                    2014         2013         2012             2011             2010         2009
                              -----------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    12.86     $  11.25     $   9.96         $  10.65         $   9.21      $  7.07
                              -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .05          .21          .15              .10              .10          .09
  Net realized and
    unrealized gain (loss)           .61         1.90         1.34             (.66)            1.44         2.16
                              -----------------------------------------------------------------------------------
Total from investment
  operations                         .66         2.11         1.49             (.56)            1.54         2.25
                              -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -         (.21)        (.15)            (.10)            (.10)        (.09)
  Realized capital gains               -         (.29)        (.05)            (.03)               -         (.02)
                              -----------------------------------------------------------------------------------
Total distributions                    -         (.50)        (.20)            (.13)            (.10)        (.11)
                              -----------------------------------------------------------------------------------
Net asset value at
  end of period               $    13.52     $  12.86     $  11.25         $   9.96         $  10.65      $  9.21
                              ===================================================================================
Total return (%)*                   5.13        18.81        14.97            (5.27)           16.70        31.84
Net assets at
  end of period (000)         $  607,150     $541,452     $400,958         $297,470         $203,734      $88,453
Ratios to average
  net assets:**(a)                   .04(d)       .05(b)       .05(b),(c)       .04(b),(c)         -(b)         -(b)
  Expenses (%)
  Expenses, excluding
    reimbursements (%)               .04(d)       .05(b)       .06(b)           .08(b)           .13(b)       .33(b)
  Net investment income (%)          .82(d)      1.83         1.45             1.10             1.29         1.66
Portfolio turnover (%)                 5           19           17               14               22           23

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended June 30, 2014, average net assets were $568,131,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2060

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      SIX-MONTH
                                                     PERIOD ENDED       PERIOD ENDED
                                                       JUNE 30,          DECEMBER 31,
                                                     --------------------------------
                                                          2014             2013***
                                                       ---------------------------
Net asset value at beginning of period                 $ 10.85             $ 10.00
                                                       ---------------------------
Income from investment operations:
  Net investment income(d)                                 .04                 .18
  Net realized and unrealized gain(d)                      .50                 .79
                                                       ---------------------------
Total from investment operations(d)                        .54                 .97
                                                       ---------------------------
Less distributions from:
  Net investment income                                      -                (.12)
                                                       ---------------------------
Net asset value at end of period                       $ 11.39             $ 10.85
                                                       ===========================
Total return (%)*                                         4.98                9.69
Net assets at end of period (000)                      $21,353             $11,777
Ratios to average net assets:**(a)
  Expenses (%)(c)                                          .10                 .10(b)
  Expenses, excluding reimbursements (%)(c)               1.07                1.72(b)
  Net investment income (%)(c)                             .68                3.36
Portfolio turnover (%)                                       1                   0

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $16,702,000.
*** Fund commenced operations on July 12, 2013.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated using average shares. For the six-month period ended June
    30, 2014, average shares were 1,522,000.

================================================================================

66  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014, through June 30, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2014, the Funds had acquired fund fees and expenses ratios of 0.63% for Target Income, 0.70% for Target 2020, 0.77% for Target 2030, 0.83% for Target 2040, 0.86% for Target 2050, and 0.88% for Target 2060.

================================================================================

68  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                          ACTUAL EXPENSES
                             BEGINNING                ENDING            PAID DURING PERIOD**
                            ACCOUNT VALUE          ACCOUNT VALUE         JANUARY 1, 2014 -
                           JANUARY 1, 2014         JUNE 30, 2014           JUNE 30, 2014
                           -----------------------------------------------------------------
TARGET INCOME
Actual                        $1,000.00             $1,042.50                  $0.25
Hypothetical*                  1,000.00              1,024.55                   0.25

TARGET 2020
Actual                         1,000.00              1,046.70                   0.15
Hypothetical*                  1,000.00              1,024.65                   0.15

TARGET 2030
Actual                         1,000.00              1,051.00                   0.15
Hypothetical*                  1,000.00              1,024.65                   0.15

TARGET 2040
Actual                         1,000.00              1,051.60                   0.15
Hypothetical*                  1,000.00              1,024.65                   0.15

TARGET 2050
Actual                         1,000.00              1,051.30                   0.20
Hypothetical*                  1,000.00              1,024.60                   0.20

TARGET 2060
Actual                         1,000.00              1,049.80                    .51
Hypothetical*                  1,000.00              1,024.30                    .50

  * 5% return per year before expenses

 ** Actual expenses equal each Fund's annualized expense ratio of 0.05% for Target Income, 0.03% for Target 2020, 0.03% for Target 2030, 0.03% for Target 2040, 0.04% for Target 2050, 0.10% for Target 2060, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 181 days/365 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of January 1, 2014, through June 30, 2014. These total returns equaled 4.25%, 4.67%, 5.10%, 5.16%,
    5.13%, and 4.98% for the Target Income, Target 2020, Target 2030, Target 2040, Target 2050, and Target 2060 Funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of the Funds.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

70  | USAA TARGET RETIREMENT FUNDS

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, stockholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in coordinating the activities of the Funds' other service providers also was considered. The Board also considered the Manager's risk management

================================================================================

                                                     ADVISORY AGREEMENT(S) |  71

================================================================================

processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Funds, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager, including the Manager's oversight of the Funds' day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense universe"). The Board noted that the Manager does not receive a management fee from the Funds. The data indicated that the total expense ratio for each Fund, which included underlying fund expenses and any reimbursements, was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates. The Board also took into account the high quality of services provided by the Manager.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance

================================================================================

72  | USAA TARGET RETIREMENT FUNDS

================================================================================

results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total return with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2013; the performance of the Target Retirement 2020 Fund was lower than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2013 and was above the average of its performance universe and lower than its Lipper index for the five-year period ended December 31, 2013; the performance of the Target Retirement 2030 Fund was lower than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2013 and was above the average of its performance universe and lower than its Lipper index for the five-year period ended December 31, 2013; the performance of the Target Retirement 2040 Fund was lower than the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013; the performance of the Target Retirement 2050 Fund was lower than the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013; and the performance of the Target Retirement 2060 Fund was lower than the average of its performance universe and its Lipper index for the five-month period ended December 31, 2013.

The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the top 45% of its performance universe for the one- and three-year periods ended December 31, 2013 and was in the top 10% of its performance universe for the five-year period ended December 31, 2013; the Target Retirement 2020 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year

================================================================================

                                                     ADVISORY AGREEMENT(S) |  73

================================================================================

periods ended December 31, 2013 and was in the top 50% of its performance universe for the five-year period ended December 31, 2013; the Target Retirement 2030 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2013 and was in the top 50% of its performance universe for the five-year period ended December 31, 2013; the Target Retirement 2040 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2013; the Target Retirement 2050 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2013; and the Target Retirement 2060 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the five-month period ended December 31, 2013. The Board took into account that the Target Retirement 2060 Fund commenced operations on July 12, 2013, and therefore, has a limited performance history. The Board took into account management's discussion of the Funds' performance, incluiding the impact of market conditions on the Funds' performance relative to their peers.

COMPENSATION AND PROFITABILITY - The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. The Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds.

The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

================================================================================

74  | USAA TARGET RETIREMENT FUNDS

================================================================================

ECONOMIES OF SCALE - With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Advisory Agreement with the Manager with respect to each Fund, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  75

================================================================================

TRUSTEES                                  Daniel S. McNamara
                                          Robert L. Mason, Ph.D.
                                          Jefferson C. Boyce
                                          Dawn M. Hawley
                                          Paul L. McNamara
                                          Barbara B. Ostdiek, Ph.D.
                                          Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                         USAA Asset Management Company
INVESTMENT ADVISER                        P.O. Box 659453
                                          San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                           USAA Investment Management Company
DISTRIBUTOR                               P.O. Box 659453
                                          San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                            USAA Shareholder Account Services
                                          9800 Fredericksburg Road
                                          San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                             State Street Bank and Trust Company
ACCOUNTING AGENT                          P.O. Box 1713
                                          Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                               Ernst & Young LLP
REGISTERED PUBLIC                         100 West Houston St., Suite 1800
ACCOUNTING FIRM                           San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                               Under "My Accounts" on
SELF-SERVICE 24/7                         usaa.com select your mutual fund
AT USAA.COM                               account and either click the link or
OR CALL                                   select 'I want to...' and select
(800) 531-USAA                            the desired action.
         (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================

    88219-0814                               (C)2014, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.